Employee Benefit Plans - Nonqualified Profit Sharing Incentive Compensation Plan (Details) - Profit Share Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2016	Dec. 31, 2015
Employee benefit plans
Accrued employee benefits	$ 441		$ 535
Maximum
Employee benefit plans
Period following last day of plan year that contributions are made	90 days
Service period required for eligibility	1000 hours
Minimum
Employee benefit plans
Period following last day of plan year that contributions are made	90 days
Service period required for eligibility	1000 hours
Accrued compensation costs
Employee benefit plans
Accrued employee benefits	$ 1,171	$ 0	$ 893